Fees Summary	Jun. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 142,473,502.36
Previously Paid Amount	0.00
Total Fee Amount	21,812.69
Total Offset Amount	0.00
Net Fee	$ 21,812.69